Commitments and contingencies (Details 1) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Commitments and contingencies.
2021	$ 2,130	¥ 13,900
2022	1,793	11,700
2023 and thereafter	246	1,600
Total	$ 4,169	¥ 27,200